Background	6 Months Ended
Jun. 30, 2025
Background [Abstract]
Background

Note 1

Background:

NLS Pharmaceutics Ltd. (Nasdaq: NLSP, NLSPW) (the “Company”) and its wholly-owned subsidiaries NLS Pharmaceutics (Israel) Ltd., an Israeli company (the “Merger Sub”) and NLS Pharmaceutics Inc., a Delaware corporation, (“NLS Inc.”), is an emerging biopharmaceutical company engaged in the discovery and development of life-improving drug therapies to treat rare and complex central nervous system disorders, including narcolepsy, idiopathic hypersomnia and other rare sleep disorders, and of neurodevelopmental disorders, such as attention deficit hyperactivity disorder (“ADHD”). The Company’s lead product candidates are Quilience, to treat narcolepsy (type 1 and type 2), and Nolazol, to treat ADHD.

The accompanying consolidated financial statements include the results of the Company, NLS Inc. and the Merger Sub. All references hereinafter to the Company mean the Company and its subsidiaries NLS Inc. and the Merger Sub.

On January 7, 2025, the Company convened an extraordinary shareholders’ meeting (the “Meeting”), at which the shareholders approved the proposal of the Board of Directors to reduce the nominal value of each registered share (common and preferred shares, if any) and each preferred participation certificate (if any) equally to CHF 0.03 ($0.0369) per share, with the released amounts to be allocated to the Company’s reserves. The par value was reduced from CHF 0.80 ($0.88) per share, and this change has been reflected retrospectively in all periods presented.

Agreement and Plan of Merger

On November 4, 2024, the Company, the Merger Sub, and Kadimastem Ltd., an Israeli publicly traded company limited by shares (TASE: KDST) (“Kadimastem”), entered into an Agreement and Plan of Merger (the “Merger Agreement”), pursuant to which (i) Kadimastem will merge with and into Merger Sub, with Merger Sub as the surviving company (the “Merger”), and (ii) at the effective time of the Merger (the “Effective Time”), each issued and outstanding ordinary share of Kadimastem, no par value (“Kadimastem Ordinary Share”), will be exchanged for and automatically converted into the right to receive from the Company that certain number of fully paid and nonassessable common shares, 0.03 Swiss Franc (CHF) par value per share, of the Company (“common share”) as calculated in accordance with the terms of the Merger Agreement (the “Exchange Ratio”). It was initially anticipated that the initial Exchange Ratio is estimated to result in Kadimastem shareholders holding 80% of the issued and outstanding common shares on a fully diluted basis, subject to certain adjustments as of the closing of the Merger (the “Closing”).

The Merger Agreement provides that, upon the terms and subject to the conditions thereof, following the Closing, the Company shall work diligently to dispose of any intellectual property, assets, rights, contracts, agreements, leases, arrangements (regardless of form), approvals, licenses, permits, whether current or future, whether or not contingent, of the Company and its subsidiaries related solely to any product candidate of the Company and its subsidiaries, other than the Company’s Dual Orexin Agonist platform (such assets to be disposed, the “Legacy Assets”). It is expected that the proceeds from any such disposition will be distributed to the shareholders and warrant holders of the Company as of immediately prior to the Effective Time pursuant to the terms and conditions of a contingent value rights agreement, (the “CVR Agreement”).

At the Effective Time, each:

•        Kadimastem Ordinary Share issued and outstanding immediately prior to the Effective Time will be exchanged for and converted into the right to receive a number of newly issued, fully paid and nonassessable common shares equal to the Exchange Ratio;

•        option, restricted share unit, restricted share, warrant or other rights issued and outstanding, whether vested or unvested, to purchase Kadimastem Ordinary Shares, shall be assumed by the Company and converted into an option, warrant, other award, or right, as applicable, to purchase common shares in accordance with the terms of the Merger Agreement; and

•        each common share issued and outstanding immediately prior to the Effective time, and each common share acquirable upon the exercise of outstanding warrants and pre-funded warrants of the Company, shall continue to remain outstanding and, in addition, be entitled to a contingent value right (“CVR”) pursuant to the terms of the Merger Agreement and the CVR Agreement.

The Merger Agreement and the consummation of the transactions contemplated thereby have been approved by the Company’s board of directors (the “Board”) and Kadimastem’s board of directors, and the Board has resolved, subject to customary exceptions, to recommend that the shareholders of the Company approve the Merger Agreement and the transactions contemplated therein.

The Merger Agreement contains customary termination rights for each of the Company and Kadimastem. The Merger Agreement also provides that the Company shall pay to Kadimastem a termination fee of $10.0 million plus the Company Operating Expenses (as defined in the Merger Agreement), and the Transaction Expenses (as defined in the Merger Agreement) if the Company terminates the Merger Agreement prior to obtaining the Parent Requisite Vote (as defined in the Merger Agreement) to enter into a definitive agreement providing for a Parent Superior Proposal (as defined in the Merger Agreement) in accordance with terms of the Merger Agreement.

On June 5, 2025, the Company entered into a fourth amendment (the “Fourth Amendment”) to the Merger Agreement. The previous amendments to the Merger Agreement were limited to extending the dates for consummation of the merger and related closing conditions.

Pursuant to the terms of the Fourth Amendment, the parties clarified the definition and calculation of “Exchange Ratio” (as defined in the Merger Agreement) to account for the valuation of the Company and the Combined Company (as defined in the Merger Agreement) and to reflect the initial target post-Closing fully diluted share split between the shareholders of Kadimastem and the shareholders of the Company of 85% (Kadimastem shareholders) and 15% (Company shareholders). In addition, pursuant to the terms of the Fourth Amendment, the parties clarified the potential adjustments to such initial target as a result of the Closing Cash (as defined in the Merger Agreement), the Closing Indebtedness (as defined in the Merger Agreement), the Parent Adjusted Cash Amount (as defined in the Merger Agreement), and any adjustments thereto.

In addition, pursuant to the terms of the Fourth Amendment, the parties clarified that, notwithstanding anything to the contrary contained in the Merger Agreement, unless the Company has entered into a binding term sheet or a definitive agreement, in either case with respect to the sale of the Legacy Assets (as defined in the Merger Agreement), or unless otherwise determined by the board of directors of the Company, the Company shall, beginning on the one-year anniversary of the Closing (as defined in the Merger Agreement), abandon attempts to consummate the Legacy Sale (as defined in the Merger Agreement) and instead dispose of the Legacy Assets in a manner that it deems appropriate and expedient.

Finally, the parties revised the closing conditions to require that the Company shall have convened a shareholder meeting for the election of the Kadimastem board members as members of the board of the Company, effective as of the Effective Time (as defined in the Merger Agreement), and such individuals shall have been so elected at such shareholder meeting.

Except as stated above, the Fourth Amendment does not make any other substantive changes to the Merger Agreement.

On August 29, 2025, the Company entered into a seventh amendment (the “Seventh Amendment”) to the Merger Agreement that were limited to extending the dates for consummation of the merger and related closing conditions.

Pursuant to the Seventh Amendment, the parties agreed to extend the termination date of the Merger Agreement from August 31, 2025, to October 31, 2025, to facilitate completion of the merger.

The parties remain focused on and fully committed to aligning their efforts to completing the merger as soon as possible and with the utmost diligence. The parties are actively working to fulfill all commitments related to the process and adhere to the requirements set forth by all regulatory agents.

Contingent Value Right Agreement

Prior to the Closing, the Company will enter into the CVR Agreement with VStock Transfer, LLC, which will govern the terms of the CVRs. Each CVR will represent the right to additional payments based on the proceeds, subject to certain adjustments, received by the Company from the disposition of the Legacy Assets.

The right to the CVRs as evidenced by the CVR Agreement is a contractual right only and will not be transferable, except in the limited circumstances specified in the CVR Agreement.

Going Concern

As of June 30, 2025, the Company had an accumulated deficit of approximately $74.8 million and the Company incurred an operating loss for the six months ended June 30, 2025, of approximately $2.2 million. The Company also used approximately $2.1 million of cash in operating activities during this period. To date, the Company has dedicated most of its financial resources to achieve and maintain Phase 3 readiness, research and development, clinical studies associated with its ongoing biopharmaceutical business and general and administrative expenses.

As of June 30, 2025, the Company’s cash and cash equivalents were approximately $3.1 million. The Company’s existing cash and cash equivalents and access to existing financing arrangements will not be sufficient to fund operations for a period of one year from the issuance of these unaudited interim condensed financial statements. The Company expects to continue to generate operating losses and negative operating cash flows for the next few years and will need additional funding to support its planned operating activities through profitability. The Company is actively exploring a range of options to raise funds, including strategic partnerships, out-licensing, or divestment of assets of the Company, and other future strategic actions. There can be no assurance that such capital will be available within a sufficient period of time, in sufficient amounts or on terms acceptable to the Company. These conditions raise substantial doubt about the Company’s ability to continue as a going concern beyond one year from the issuance of these unaudited interim condensed financial statements.

Accordingly, the accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which contemplate continuation of the Company as a going concern for a period within one year from the issuance of these unaudited interim condensed financial statements and the realization of assets and satisfaction of liabilities in the normal course of business. The carrying amounts of assets and liabilities presented in these unaudited interim condensed financial statements do not necessarily purport to represent realizable or settlement values. These unaudited interim condensed financial statements do not include any adjustment that might result from the outcome of this uncertainty.